Vessel revenue - Revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Pool revenue	$ 491,793	$ 268,677
Voyage revenue (spot market)	86,252	4,930
Time charter revenue	1,075	0
Vessel revenue	$ 579,120	$ 273,607